Average Annual Total Returns - Schwab Government Money Fund	Sep. 24, 2020
Investor Shares
Average Annual Return:
Label	Investor Shares
1 Year	1.90%
Since Inception	0.80%
Inception Date	Jan. 21, 2015
Ultra Shares
Average Annual Return:
Label	Ultra Shares
1 Year	none
Since Inception	none
Inception Date	Jan. 21, 2015